SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENT [Text Block]

NOTE 20- SUBSEQUENT EVENTS

The Company has evaluated events and transactions that have occurred after the balance sheet date through July 13, 2012, which is considered to be the issuance date. The following events were identified for disclosure:

On July 5, 2012, the Board of Directors of U.S. Geothermal Inc. (the “Company”) changed the Company’s fiscal year end from March 31 to December 31, beginning December 31, 2012. The report covering the Company’s transition period ended December 31, 2012 will be filed on Form 10-K.

On June 21, 2012, U.S. Geothermal Inc. announced that its wholly owned subsidiary, USG Nevada LLC, has notified its customer NV Energy that Commercial Operation was achieved by the new 11.75 gross ( 8.6 net) megawatt Unit I power plant. Electrical energy from the new power plant is now being sold for $89.75 per megawatt hour (“MWH”), subject to a 1% annual escalator, under the terms of a 25-year power purchase agreement. The new power plant is projected to generate an average of approximately 71,500 MWHs of electrical power each year. The new power plant replaces an existing facility that, prior to being removed from service, generated approximately 23,000 MWH annually using the same production and injection wells.

USG Nevada LLC expects to immediately file for the Section 1603 ITC cash grant of approximately $11 million for the project. Proceeds from the ITC grant will be used to repay an existing $7.5 million bridge loan and the balance will be available for general corporate purposes. U.S. Geothermal now intends to arrange long term financing for the project, but there can be no assurance that long-term financing will be available on terms favorable to U.S. Geothermal, or at all. The project engineering, procurement and construction contractor is working to complete a final list of items required to achieve contract completion under a fixed price contract that includes financial guarantees for the original completion date and power output of the plant.